Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events
20. Subsequent Events
Management has evaluated subsequent events through March 15, 2021, the date the consolidated financial statements were available for issuance. The following subsequent events were noted:
In January 2021, the Company issued and sold convertible promissory notes payable to various investors with aggregate gross proceeds of $1.1 million under the same terms as the existing convertible notes.

In January 2021, the Company entered into a credit agreement to provide a total of $2.7 million towards the financing of certain energy storage systems owned and operated by the Company. The credit agreement has a stated interest of 5.45% and a maturity date of June 2031. The Company received an advance under the credit agreement of $1.9 million in January 2021. The repayment of advances received under this credit agreement is determined by the lender based on the proceeds generated by the Company through the operation of the underlying energy storage systems.